Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000271459
Shareholder Report [Line Items]
Fund Name	ARMOR Core Risk-Managed ETF
Trading Symbol	RMRC
Security Exchange Name	NYSEArca
Additional Information Phone Number	888-929-9937
Additional Information Website	https://armoretfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARMOR Core Risk-Managed ETF	$13	0.50%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on February 23, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.50% [1]
AssetsNet	$ 7,060,712
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 2,150
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,060,712
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$2,150
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	5.8%
Energy	6.8%
Industrials	7.3%
Financials	7.5%
Consumer Discretionary	8.2%
Technology	9.7%
Health Care	10.0%
Real Estate	10.1%
Utilities	10.6%
Communication Services	11.0%
Consumer Staples	12.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
State Street Consumer Staples Select Sector SPDR ETF	12.6%
State Street Communication Services Select Sector SPDR ETF	11.0%
State Street Utilities Select Sector SPDR ETF	10.6%
State Street Real Estate Select Sector SPDR ETF	10.1%
State Street Health Care Select Sector SPDR ETF	10.0%
State Street Technology Select Sector SPDR ETF	9.7%
State Street Consumer Discretionary Select Sector SPDR ETF	8.2%
State Street Financial Select Sector SPDR ETF	7.5%
State Street Industrial Select Sector SPDR ETF	7.4%
State Street Energy Select Sector SPDR ETF	6.8%

[1]	Annualized